Segment Information (details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment reporting information
Number of reportable business segments | item										3
Premiums										$ 24,534	$ 23,874	$ 23,713
Net investment income										2,302	2,379	2,787
Fee income										458	460	450
Other revenues										263	99	145
Income tax expense		$ 359	$ 231	$ 223	$ 226	$ 343	$ 379	$ 264	$ 315	1,039	1,301	1,397
Core income (loss)										2,967	3,437	3,641
Net realized investment gains	[1]									68	3	79
Total revenues		7,193	6,961	6,785	6,686	6,678	6,798	6,710	6,629	27,625	26,815	27,174
Net realized investment gains, net of tax										47	2	51
Net income		$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	3,014	3,439	3,692
Property casualty [Member]
Segment reporting information
Premiums										24,534	23,874	23,713
Net investment income										2,302	2,379	2,787
Domestic [Member]
Segment reporting information
Total revenues										25,904	25,127	25,103
International [Member]
Segment reporting information
Total revenues										1,721	1,688	2,071
Reportable Segments [Member]
Segment reporting information
Premiums										24,534	23,874	23,713
Net investment income										2,302	2,379	2,787
Fee income										458	460	450
Other revenues										252	93	145
Total segment revenues										27,546	26,806	27,095
Amortization and depreciation										4,804	4,696	4,738
Income tax expense										1,157	1,443	1,512
Core income (loss)										3,211	3,692	3,898
Reportable Segments [Member] | Business Insurance [Member]
Segment reporting information
Premiums										13,855	13,698	13,515
Net investment income										1,701	1,757	2,072
Fee income										442	445	438
Other revenues										168	17	34
Total segment revenues										16,166	15,917	16,059
Amortization and depreciation										2,783	2,725	2,714
Income tax expense										656	744	795
Core income (loss)										1,982	2,077	2,297
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums										12,904	12,625	12,305
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Workers' compensation [Member]
Segment reporting information
Premiums										3,969	3,867	3,711
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums										2,010	1,922	1,900
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Commercial property [Member]
Segment reporting information
Premiums										1,769	1,766	1,747
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | General liability [Member]
Segment reporting information
Premiums										1,977	1,898	1,834
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Commercial multi-peril [Member]
Segment reporting information
Premiums										3,148	3,133	3,071
Reportable Segments [Member] | Business Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums										31	39	42
Reportable Segments [Member] | Business Insurance [Member] | International [Member]
Segment reporting information
Premiums										951	1,073	1,210
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Segment reporting information
Premiums										2,260	2,267	2,275
Net investment income										239	254	293
Other revenues										21	22	20
Total segment revenues										2,520	2,543	2,588
Amortization and depreciation										491	501	521
Income tax expense										309	283	348
Core income (loss)										712	683	760
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums										2,088	2,085	2,076
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | General liability [Member]
Segment reporting information
Premiums										946	955	963
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | Fidelity and surety [Member]
Segment reporting information
Premiums										962	954	936
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | Domestic [Member] | Other [Member]
Segment reporting information
Premiums										180	176	177
Reportable Segments [Member] | Bond & Specialty Insurance [Member] | International [Member]
Segment reporting information
Premiums										172	182	199
Reportable Segments [Member] | Personal Insurance [Member]
Segment reporting information
Premiums										8,419	7,909	7,923
Net investment income										362	368	422
Fee income										16	15	12
Other revenues										63	54	91
Total segment revenues										8,860	8,346	8,448
Amortization and depreciation										1,530	1,470	1,503
Income tax expense										192	416	369
Core income (loss)										517	932	841
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member]
Segment reporting information
Premiums										7,826	7,268	7,125
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member] | Automobile [Member]
Segment reporting information
Premiums										4,013	3,512	3,316
Reportable Segments [Member] | Personal Insurance [Member] | Domestic [Member] | Homeowners and Other [Member]
Segment reporting information
Premiums										3,813	3,756	3,809
Reportable Segments [Member] | Personal Insurance [Member] | International [Member]
Segment reporting information
Premiums										593	641	798
Other [Member]
Segment reporting information
Other revenues										11	6
Core income (loss)										(244)	(255)	(257)
After-tax interest expense										$ 236	$ 242	$ 240

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.